Subsequent events (Details) - USD ($)	Aug. 27, 2026	Aug. 26, 2026	Aug. 25, 2026	Jun. 30, 2026	Dec. 31, 2025
Subsequent events
Number of shares issued				9,964,344	9,964,344
Major ordinary share transactions [member] | Ordinary Shares
Subsequent events
Number of shares issued		1,027,397	8,990,317
Purchase Price Per Share		1.46	1.446
Gross proceeds.	$ 14,500,000	$ 1,500,000	$ 13,000,000